Contract costs and liabilities (Details Narrative) - USD ($)	Jan. 31, 2026	Apr. 30, 2025	Apr. 30, 2024	Apr. 30, 2023
Contract Costs And Liabilities
Remaining performance obligations	$ 6,401,000	$ 7,846,200
Contract liabilities	$ 6,401,000	$ 7,846,200	$ 5,691,250	$ 4,065,000